NOTE RECEIVABLE	6 Months Ended
Jun. 30, 2024
Disclosure Of Note Receivable Abstract
NOTE RECEIVABLE

10. NOTE RECEIVABLE

On April 28, 2023, the Company completed the sale of Stand Best Creation Limited and its subsidiaries, Hengda and Hengdali, to New Stonehenge Limited for a total of USD $8,500,000. New Stonehenge Limited has agreed to make the payment in four equal installments on a date that falls 48 months after the effective date of the transaction, with an annual interest rate of 5%. For the six months ended June 30, 2024 and 2023, the Company recorded interest income of $ 213,000 and $ 71,000. As of June 30, 2024, total balance of note receivable was $ 5,490,000.